Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following is a listing of the Company's assets and liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	March 31, 2026		December 31, 2025
	Fair value	Carrying amount	Fair value	Carrying amount
Warrant liabilities – Level 3	$—	$—	$1,874	$1,874
Earn-out share liabilities - Level 3	7,164	7,164	—	—
SIF Loan – Level 3	23,493	27,612	23,609	27,536
FedDev Loan – Level 2	2,421	2,421	2,462	2,462

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following summarizes the change in fair value of the Company’s warrant and earn-out share liabilities for the three months ended March 31, 2026:

	Warrant Liability	Earn out Share Liability	Total
Fair value as of December 31, 2025	$1,874	$—	$1,874
Establishment of earn out share liabilities	—	9,997	9,997
Change in estimated fair value, net of changes in foreign exchange rates (1)	895	(2,833)	(1,938)
Reclassification of warrant liability to equity	(2,769)	—	(2,769)
Fair value as of March 31, 2026	$—	$7,164	$7,164
(1) Changes in fair value of warrant liabilities have been recognized within other operating income, net and changes in earn-out liabilities have been recognized in gain on fair value of earn-out share liabilities in the consolidated statements of operations and comprehensive loss.

Fair Value Measurement Inputs and Valuation Techniques	The following table summarizes the significant inputs:

	As of:
	March 26, 2026	March 31, 2026
Share Price	$10.00	$7.66
Expected Volatility	80%	80%
Risk-free interest rate	4.00%	3.83%
Remaining term (in years)	4.00	3.99